Offerings - Offering: 1	Mar. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price. In accordance with Rules 456(b) and 457(r) under the Securities Act, Rocket Lab USA, Inc. (the “Registrant”) initially deferred payment of all of the registration fees for the Registrant’s Registration Statement on Form
S-3
(Registration No. 333-285707) filed with the Securities and Exchange Commission on March 11, 2025 (the “Registration Statement”). This “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee Tables” in the Registration Statement.